Reconciliation of profit to cash generated from operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Profit for the year	$ 1,508	$ 961	[1]	$ 1,108	[1],[2]
Adjustments for finance costs	146	144		70
Share of profit/(loss) after tax of associates	1	(2)	[1]	2	[1],[2]
Gain on disposal of interests in associates and other investments	0	7	[1]	3	[1],[2]
Impairment of interests in associates	0	22	[1]	9	[1],[2]
Tax charge	253	307		267
Loss/(gain) on disposal and closure of businesses and impairment of assets held for sale	(184)	(3)		53
Depreciation and impairment of right of use assets	254	278		0
Depreciation and impairment of property, plant and equipment	136	159		147
Gain on disposal of property, plant and equipment, and assets held for sale	3	3		7
(Increase)/decrease in inventories	(825)	19		(172)
(Increase)/decrease in trade and other receivables	(769)	210		(132)
Increase/(decrease) in trade and other payables	1,023	(9)		227
Decrease in provisions and other liabilities	(57)	(25)		(25)
Share-based payments	71	26		34
Cash generated from operations	2,093	2,252		1,609
Acquired
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets other than goodwill	134	130		110
Non-acquired
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets other than goodwill	$ 39	$ 35		$ 31

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.